Trade payables and trade payables - Agreements (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Payables Text Block Abstract
Schedule of trade payables, net
		As of December 31,
	Note	2022	2021
Trade payables
Product suppliers		9,196	5,849
Suppliers – Acquisition of property, plant and equipment		140	197
Service providers		129	74
Service providers - related parties	10.1	33	22
Bonuses from suppliers	14.2	(960)	(576)
Total trade payables		8,538	5,566

Trade payables - Agreements
Product suppliers	14.1	813	573
Suppliers –Acquisition of property, plant and equipment	14.1	1,226	-
Suppliers – Agreements – Acquisition of Extra stores	14.3	3,202	-
Total trade payables – Agreements		5,241	573

Total		13,779	6,139

Current		12,999	6,139
Non-current		780	-